Income Tax Expense	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
19.	Income Tax Expense

The major components of income tax expense for the years ended December 31, 2017 and 2016 are as follows:

(a)	The income tax provision differs from the amount that would result from applying the Canadian federal and provincial tax rate to income before taxes. These differences result from the following items:

	2017	2016

Accounting loss before taxes	$(6,176)	$(3,967)
Federal and provincial income tax rate of 26% (2016 – 26%)	(1,605)	(1,031)

Non-deductible permanent differences	495	(53)
Differences in foreign exchange rates	-	(95)
Effect of difference in tax rates	2,488	(131)
Change in deferred tax asset not recognized	(1,075)	1,424
Flow-through share renunciation	1,040	594
Change in estimate	(72)	(396)
Other	201	80
	1,472	1,423

Income tax provision	$1,472	$392

(b)
The movement in deferred tax assets and liabilities during the year by type of temporary difference, without taking into consideration the offsetting balances within the same tax jurisdiction, is as follows:

Deferred tax liabilities	Mineral Property Interest	Inventory	Property, Plant and Equipment	Other	Total

December 31, 2015	$(4,712)	$(126)	$(1,365)	$(1,219)	$(7,422)
Charged to the income statement	(1,425)	-	(140)	(50)	(1,615)
Charged to OCI	-	-	-	119	119

December 31, 2016	$(6,137)	$(126)	$(1,505)	$(1,150)	$(8,918)
(Charged) credited to the income statement	(1,390)	13	41	41	(1,295)

December 31, 2017	$(7,527)	$(113)	$(1,464)	$(1,109)	$(10,213)

Deferred tax assets	Mineral Property Interest	Loss Carry Forward	Property, Plant and Equipment	Decommissioning and rehabilitation provision	Other	Total

December 31, 2015	$592	$2,757	$316	$1,533	$1,440	$6,638
Credited (charged) to the income statement	178	1,524	(173)	(48)	(561)	920
Charged to OCI	-	-	-	-	(80)	(80)

December 31, 2016	$770	$4,281	$143	$1,485	$799	$7,478
Credited (charged) to the income statement	69	(13)	(66)	(121)	(775)	(906)
Charged to OCI	-	-	-	-	637	637

December 31, 2017	$839	$4,268	$77	$1,364	$661	$7,209

Net deferred tax liabilities

December 31, 2016						$(1,440)
Charged to the income statement						(2,201)
Charged to OCI						637
December 31, 2017						$(3,004)

(c)
At December 31, 2017, the Corporation has unrecognized tax attributes, noted below, that are available to offset future taxable income. The Company has not recognizing the deferred tax asset on these temporary differences because they relate to entities within the group that have a history of losses and there is not yet adequately convincing evidence that these entities will generate sufficient future taxable income to enable offset.

Tax loss carry forwards	$40,604
Mineral property interest	24,518
Other	8,431
$73,553

As at December 31, 2017, the Corporation has available non-capital losses for income tax purposes in Canada which are available to be carried forward to reduce taxable income in future years and for which no deferred income tax asset has been recognized, and which expire as follows:

	Canada	Total

2029	3,195	3,195
2030	3,397	3,397
2031	421	421
2032	88	88
2033	2,222	2,222
2034	9,520	9,520
2035	6,751	6,751
2036	6,687	6,687
2037	8,323	8,323
	$40,604	$40,604